LEASE ARRANGEMENTS - Schedule of Other Lease Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Presentation of leases for lessee [abstract]
Expenses relating to short-term leases and low-value asset leases	$ 4,511	$ 4,449	$ 2,800
Total cash outflows for leases	$ (18,645)	$ (18,710)	$ (16,002)